TrueShares Technology AI & Deep Learning ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Auto Parts & Equipment - 3.3%
Mobileye Global, Inc. - Class A(a)	43,543	$1,399,907

Biotechnology - 5.5%
Prime Medicine, Inc.(a)	85,183	596,281
Relay Therapeutics, Inc.(a)	54,445	451,894
Structure Therapeutics, Inc. - ADR(a)(b)	29,884	1,280,828
		2,329,003

Computers - 12.3%
Crowdstrike Holdings, Inc. - Class A(a)	10,727	3,438,969
Zscaler, Inc.(a)	9,375	1,805,906
		5,244,875

Internet - 7.7%
Amazon.com, Inc.(a)	8,574	1,546,578
Okta, Inc.(a)	16,597	1,736,378
		3,282,956

Pharmaceuticals - 1.2%
AbCellera Biologics, Inc.(a)(b)	109,957	498,105

Semiconductors - 19.4%
Advanced Micro Devices, Inc.(a)	15,478	2,793,624
NVIDIA Corp.	6,043	5,460,213
		8,253,837

Software - 44.2%(c)
Datadog, Inc. - Class A(a)	16,026	1,980,814
Elastic N.V.(a)(b)	20,251	2,029,961
ROBLOX Corp. - Class A(a)	32,613	1,245,164
Samsara, Inc. - Class A(a)	84,192	3,181,616
Schrodinger, Inc.(a)	46,572	1,257,444
SentinelOne, Inc. - Class A(a)	79,682	1,857,387
ServiceNow, Inc.(a)	2,437	1,857,969
Snowflake, Inc. - Class A(a)	13,032	2,105,971
Twilio, Inc. - Class A(a)	17,400	1,064,010
UiPath, Inc. - Class A(a)	61,259	1,388,742
Unity Software, Inc.(a)	33,877	904,516
		18,873,594
TOTAL COMMON STOCKS (Cost $39,242,845)		39,882,277

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(d)	2,739,933	2,739,933
TOTAL SHORT-TERM INVESTMENTS (Cost $2,739,933)		2,739,933

TOTAL INVESTMENTS - 100.0% (Cost $41,982,778)		$42,622,210
Liabilities in Excess of Other Assets - 0.0%(e)		(12,063)
TOTAL NET ASSETS - 100.0%		$42,610,147

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) (b) (c)	Non-income producing security. Foreign issued security. As of March 31, 2024, the Fund had a significant portion of its assets invested in this industry and therefore is subject to additional risks.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	Represents less than 0.05% of net assets.

TrueShares Technology AI & Deep Learning ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$39,882,277	$–	$–	$39,882,277
Money Market Funds	2,739,933	–	–	2,739,933
Total Assets	$42,622,210	$–	$–	$42,622,210

Refer to the Schedule of Investments for industry classifications.